DERIVATIVE LIABILITIES	12 Months Ended
Jun. 27, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITIES

15.	DERIVATIVE LIABILITIES

During the year ended June 29, 2019, the Company issued the following warrants related to bought deals. The exercise price of the warrants is denominated in Canadian dollars. Upon the analysis of the warrants issued under ASC 815, the Company determined that the warrants are to be accounted as derivative liabilities. The warrants are traded on the Canadian stock exchange. The following are the warrants issued related to the bought deals that were accounted for as derivative liabilities:

	Number of Warrants

September Bought Deal Equity Financing	7,840,909	(1)(2)(3)
December Bought Deal Equity Financing	13,640,000	(1)(2)(4)
	21,480,909

(1)	The exercise price of the warrants was denominated in a price other than the Company’s functional currency. In accordance with ASC 815-40, a share warrant denominated in a price other than the functional currency of the Company fails to meet the definition of equity. Accordingly, such a contract or instrument would be accounted for as a derivative liability and measured at fair value with changes in fair value recognized in the Consolidated Statement of Operations at each period-end.
(2)	Measured based on Level 1 inputs on the fair value hierarchy since there are quoted prices in active markets for these warrants. The Company used the closing price of the publicly-traded warrants to estimate fair value of the derivative liability at issuance and at each reporting date.
(3)	See “Note 19 - Shareholders’ Equity - September Bought Deal Equity Financing” for further information.
(4)	See “Note 19 - Shareholders’ Equity - December Bought Deal Equity Financing” for further information.

A reconciliation of the beginning and ending balance of derivative liabilities and change in fair value of derivative liabilities for the years ended June 27, 2020 and June 29, 2019 is as follows:

	2020	2019

Balance as of Beginning of Year	$9,343,485	$-

Initial Recognition of Derivative Liabilities	-	13,252,207
Change in Fair Value of Derivative Liabilities	(8,797,409)	(3,908,722)

Balance as of End of Year	$546,076	$9,343,485